Income Taxes - Schedule of Provision (Benefit) for Income Taxes from Continued Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Current Federal
Current State
Current Federal and State Income Tax Expense (Benefit)
Deferred Federal	(2,558,000)	(781,817)
Deferred State
Deferred Federal and State Income Tax Expense (Benefit)	(2,558,000)	(781,817)
Valuation allowance	2,558,000	781,817
Provision (benefit) for income taxes, net